COMPREHENSIVE EARNINGS (LOSS): (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign Currency Translation Adjustment
Balance at beginning of period	$ (12,236)	$ (13,227)	$ (14,292)
Unrealized gains (losses)	(2,496)	856	1,183
Tax effect	46	135	(118)
Net of tax amount	(2,450)	991	1,065
Balance at end of period	(14,686)	(12,236)	(13,227)
Investments
Balance at beginning of period	(999)	(255)	191
Unrealized gains (losses)	1,030	(1,179)	(709)
Tax effect	(382)	435	263
Net of tax amount	648	(744)	(446)
Balance at end of period	(351)	(999)	(255)
Derivatives
Balance at beginning of period	5,252	2,314	220
Unrealized gains (losses)	(397)	7,313	4,341
(Gains) losses reclassified to net earnings	(7,531)	(2,651)	(1,015)
Tax effect	2,933	(1,724)	(1,232)
Net of tax amount	(4,995)	2,938	2,094
Balance at end of period	257	5,252	2,314
Postretirement and Pension Benefits
Balance at beginning of period	(3,230)	(1,228)	(1,360)
Unrealized gains (losses)	(3,092)	(3,007)	109
Tax effect	1,149	1,005	23
Net of tax amount	(1,943)	(2,002)	132
Balance at end of period	(5,173)	(3,230)	(1,228)
Accumulated Other Comprehensive Income (Loss) Net of Tax [Roll Forward]
Balance at beginning of period	(11,213)	(12,396)	(15,241)
Unrealized gains (losses)	(4,955)	3,983	4,924
(Gains) losses reclassified to net earnings	(7,531)	(2,651)	(1,015)
Tax effect	3,746	(149)	(1,064)
Net of tax amount	(8,740)	1,183	2,845
Balance at end of period	$ (19,953)	$ (11,213)	$ (12,396)